Assets pledged	12 Months Ended
Dec. 31, 2018
Assets pledged
Assets pledged

The section presents information on the Barclays Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Group has entered into and arrangements that are held off-balance sheet.

38 Assets pledged

Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page 188 (unaudited), other than those held in commercial paper conduits. In these transactions, Barclays Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market. The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2018	2017
	£m	£m
Cash collateral	55,532	56,351
Loans and advances	43,383	41,772
Trading portfolio assets	63,143	73,899
Financial assets at fair value through the income statement	6,750	4,798
Financial Investments		15,058
Financial assets at fair value through other comprehensive income	10,354
Assets pledged	179,162	191,878

Barclays Group has an additional £10bn (2017: £9bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuance.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit. Refer to Note 33 for further details.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	2018	2017
	£m	£m
Fair value of securities accepted as collateral	598,348	608,412
Of which fair value of securities re-pledged/transferred to others	528,957	547,637

Additional disclosure has been included in collateral and other credit enhancements (see page 152).